CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 234,568	$ 36,809	¥ 409,498
Restricted cash	101,383	15,909	195,940
Loans and advances, net (net of allowance of RMB1,514,186 andRMB1,923,315 (US$301,810) as of December 31, 2020 and 2021, respectively)	485,249	76,146	732,016
Short-term Investments	158,565	24,882
Prepaid expenses and other assets, net -current	113,752	17,850	302,261
Deposits			534,058
Amounts due from related parties	32,829	5,152	15,360
Total current assets	1,126,346	176,748	2,189,133
Non-current assets:
Long-term investments	13,333	2,092	13,574
Prepaid expenses and other assets-non current	9,204	1,444	18,614
Property, equipment and software, net	28,874	4,531	37,672
Right-of-use assets	21,910	3,438	0
Deferred tax assets			403,852
Total non-current assets	73,321	11,505	473,712
TOTAL ASSETS	1,199,667	188,253	2,662,845
Current liabilities (including current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB1,048,510 and RMB638,869 (US$100,251) as of December 31, 2020 and 2021, respectively):
Short-term borrowings	5,899	926	43,480
Current account with online investors and borrowers	138,683	21,762	254,175
Income tax payable	236,011	37,035	242,638
Accrued expenses and other liabilities	301,080	47,246	366,020
Amounts due to related parties	1,175	184	5,146
Operating lease liabilities-current	5,679	891
Contract liabilities-current	58,515	9,182	163,057
Total current liabilities	747,042	117,226	1,074,516
Non-current liabilities (including non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB19,237 and RMB17,319 (US$2,718) as of December 31, 2020 and 2021, respectively):
Operating lease liabilities-non current	17,319	2,718
Contract liabilities-non current			19,237
Total non-current liabilities	17,319	2,718	19,237
Total liabilities	764,361	119,944	1,093,753
Shareholders' equity:
Additional paid-in capital	1,252,103	196,482	1,241,845
Accumulated other comprehensive loss	(2,510)	(394)	(2,510)
Retained earnings (accumulated deficit)	(814,916)	(127,878)	325,750
Total Weidai Ltd. shareholder's equity	434,678	68,210	1,565,086
Noncontrolling interests	628	99	4,006
Total equity	435,306	68,309	1,569,092
TOTAL LIABILITIES AND EQUITY	1,199,667	188,253	2,662,845
Class A ordinary shares
Shareholders' equity:
Ordinary shares	0	$ 0	0
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 1		¥ 1